As filed with the Securities and Exchange Commission on

August 19, 2011

                                                   File Nos. 333-13601

                                                             811-07851

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.		[ ]

Post-Effective Amendment No.	38	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	40	[X]

FRANKLIN TEMPLETON INTERNATIONAL TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650)312-2000

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant: Franklin Templeton Global Allocation Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 18th day of August, 2011.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

(Registrant)

By:   /s/David P. Goss_______

David P. Goss

Vice President

Pursuant to the requirements of the Securities Act of 1933, this

Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Edward B. Jamieson* Edward B. Jamieson	President and Chief Executive Officer-Investment Management Dated: August 18, 2011

Laura F. Fergerson* Laura F. Fergerson	Chief Executive Officer-Finance and Administration Dated: August 18, 2011

Gaston Gardey* Gaston Gardey	Chief Financial Officer, Chief Accounting Officer and Treasurer Dated: August 18, 2011

Harris J. Ashton* Harris J. Ashton	Trustee Dated: August 18, 2011

Sam Ginn*

Trustee
Sam Ginn	Dated: August 18, 2011

Edith E. Holiday* Edith E. Holiday	Trustee Dated: August 18, 2011

Charles B. Johnson* Charles B. Johnson	Trustee Dated: August 18, 2011

Gregory E. Johnson*

Trustee
Gregory E. Johnson	Dated: August 18, 2011

J. Michael Luttig* J. Michael Luttig	Trustee Dated: August 18, 2011

Frank A. Olson*	Trustee
Frank A. Olson	Dated: August 18, 2011

Larry D. Thompson*	Trustee
Larry D. Thompson	Dated: August 18, 2011

John B. Wilson*

Trustee

John B. Wilson

Dated: August 18, 2011

*By   /s/ David P. Goss____________

David P. Goss, Attorney-in-Fact

(pursuant to Power of Attorney previously filed)

 EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase